Goodwill and Other Intangibles (Details) - Schedule of Change in Carrying Amount of Goodwill - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Change in Goodwill [Abstract]
Beginning of period	$ 15,614	$ 15,722
Foreign currency translation adjustment	(26)	(108)
End of period	$ 15,588	$ 15,614